Revenue (Tables)	12 Months Ended
Dec. 31, 2024
Revenue [Abstract]
Schedule of Revenue
	Consolidated
	2024	2023	2022
	$	$	$
Sale of goods	3,180,565	2,193,791	1,616,612

Schedule of Major Customers
	As of December 31,
	2024	2023
Customer	% of total income	% of total income
A	2%	18%
B	38%	17%
C	31%	11%

Schedule of Income by Geographic	Income by geographic
	2024	2023	2022
	% of total income	% of total income	% of total income
Israel	61%	66%	39%
U.S. & Canada	34%	17%	33%
Rest of world	5%	17%	28%